Pension and Other Post-Retirement Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Post Retirement Benefits
The following table provides certain information about Washington Gas’ post-retirement benefits:

Post-Retirement Benefits
			Health and Life
(In millions)	Pension Benefits(a)		Benefits
Year Ended September 30,	2015	2014	2015	2014
Change in projected benefit obligation(b)
Benefit obligation at beginning of year	$917.1	$837.4	$343.2	$429.8
Service cost	15.5	14.0	7.1	7.6
Interest cost	39.1	40.4	14.7	18.7
Change in plan benefits	0.6	—	(26.1)	(136.5)
Actuarial loss (gain)	19.2	68.6	(23.7)	38.2
Retiree contributions	—	—	2.0	4.4
Employer group waiver plan rebates	—	—	2.4	0.5
Benefits paid	(44.0)	(43.3)	(19.7)	(19.5)
Projected benefit obligation at end of year(b)	$947.5	$917.1	$299.9	$343.2
Change in plan assets
Fair value of plan assets at beginning of year	$804.7	$745.2	$439.6	$380.9
Actual return on plan assets	19.9	103.3	(0.3)	57.8
Company contributions	1.8	1.7	16.0	16.0
Retiree contributions and employer group waiver plan rebates	—	—	3.6	4.4
Expenses	(2.2)	(2.2)	(0.7)	—
Benefits paid	(44.0)	(43.3)	(19.7)	(19.5)
Fair value of plan assets at end of year	$780.2	$804.7	$438.5	$439.6
Funded status at end of year	$(167.3)	$(112.4)	$138.6	$96.4
Total amounts recognized on balance sheet
Non-current asset	$—	$—	$138.6	$96.4
Current liability	(4.8)	(4.2)	—	—
Non-current liability	(162.5)	(108.2)	—	—
Total recognized	$(167.3)	$(112.4)	$138.6	$96.4
(a)The DB SERP and DB Restoration, included in pension benefits in the table above, have no assets.
(b)For the Health and Life Benefits, the change in projected benefit obligation represents the accumulated benefit obligation.

Projected and accumulated benefit obligation
The following table provides the projected benefit obligation (PBO) and accumulated benefit (ABO) for the qualified pension plan, DB SERP and DB Restoration at September 30, 2015 and 2014.

Projected and accumulated benefit obligation
(In millions)	Qualified Pension Plan		DB SERP		DB Restoration
September 30,	2015	2014	2015	2014	2015	2014
Projected benefit obligation	$892.2	$865.2	$53.0	$50.7	$2.3	$1.2
Accumulated benefit obligation	$822.8	$801.9	$48.7	$46.2	$1.2	$0.7

Unrecognized Costs Income Recorded On Balance Sheet
The following table provides amounts recorded to regulatory assets, regulatory liabilities and accumulated other comprehensive loss/(income) at September 30, 2015 and 2014:

Unrecognized Costs/Income Recorded on the Balance Sheet
(In millions)	Pension Benefits		Health and Life Benefits
September 30,	2015	2014	2015	2014
Actuarial net loss	$190.1	$162.6	$43.8	$50.1
Prior service cost (credit)	1.5	1.2	(160.2)	(149.3)
Total	$191.6	$163.8	$(116.4)	$(99.2)
Regulatory asset (liability)(a)	$173.9	$147.9	$(110.5)	$(94.6)
Pre-tax accumulated other comprehensive loss (gain)(b)	17.7	15.9	(5.9)	(4.6)
Total	$191.6	$163.8	$(116.4)	$(99.2)
(a) The regulatory liability recorded on our balance sheets at September 30, 2015 and 2014 is net of a deferred income tax benefit of $6.1 million and $8.2 million, respectively.
(b)The total amount of accumulated other comprehensive loss recorded on our balance sheets at September 30, 2015 and 2014 is net of an income tax benefit of $5.1 million and $4.9 million, respectively.

Amount Recognized During Current Year
The following table provides amounts that are included in regulatory assets/liabilities and accumulated other comprehensive loss associated with our unrecognized pension and other post-retirement benefit costs that were recognized as components of net periodic benefit cost during fiscal year 2015.

Amounts Recognized During Fiscal Year 2015
	Regulatory assets/liabilities		Accumulated other comprehensive loss
(In millions)	Pension Benefits	Health and Life Benefits	Pension Benefits	Health and Life Benefits
Actuarial net loss (income)	$16.9	$4.2	$1.8	$0.2
Prior service cost (credit)	0.3	(14.6)	—	(0.7)
Total	$17.2	$(10.4)	$1.8	$(0.5)

Amount Recognized During Next Fiscal Year
The following table provides amounts that are included in regulatory assets/liabilities and accumulated other comprehensive loss associated with our unrecognized pension and other post-retirement benefit costs that are expected to be recognized as components of net periodic benefit cost during fiscal year 2016.

Amounts to be Recognized During Fiscal Year 2016
	Regulatory assets/liabilities		Accumulated other comprehensive loss
(In millions)	Pension Benefits	Health and Life Benefits	Pension Benefits	Health and Life Benefits
Actuarial net loss	$15.3	$1.2	$1.5	$0.1
Prior service cost (credit)	0.2	(16.8)	0.1	(0.9)
Total	$15.5	$(15.6)	$1.6	$(0.8)

Components of Net Periodic Benefit Costs (Income)
The components of the net periodic benefit costs (income) for fiscal years ended September 30, 2015, 2014 and 2013 related to pension and other postretirement benefits were as follows:

Components of Net Periodic Benefit Costs (Income)
(In millions)	Pension Benefits			Health and Life Benefits
Year Ended September 30,	2015	2014	2013	2015	2014	2013
Service cost	$15.5	$14.0	$17.0	$7.1	$7.6	$9.6
Interest cost	39.1	40.4	36.6	14.7	18.7	18.8
Expected return on plan assets	(44.6)	(41.0)	(41.9)	(20.8)	(19.3)	(18.3)
Recognized prior service cost (credit)	0.3	0.3	1.0	(15.3)	(9.6)	(3.9)
Recognized actuarial loss	18.7	16.8	28.7	4.4	5.0	9.2
Amortization of transition obligation	—	—	—	—	—	1.1
Net periodic benefit cost	29.0	30.5	41.4	(9.9)	2.4	16.5
Amount allocated to construction projects	(4.6)	(4.3)	(5.7)	1.9	(0.4)	(2.8)
Amount deferred as regulatory asset (liability)-net	7.1	7.0	(3.7)	(0.2)	(2.3)	2.4
Amount charged (credited) to expense	$31.5	$33.2	$32.0	$(8.2)	$(0.3)	$16.1

Benefit Obligations Assumptions/Net Periodic Benefits Assumptions
The weighted average assumptions used to determine net periodic benefit obligations and net periodic benefit costs were as follows:

Benefit Obligations Assumptions

	Pension Benefits		Health and Life Benefits
September 30,	2015	2014	2015	2014
Discount rate(a)	4.10%-4.50%	4.00%-4.40%	4.50%	4.40%
Rate of compensation increase	3.50%-4.10%	3.50%-4.10%	4.10%	4.10%

(a)The increase in the discount rate in fiscal year 2015 compared to prior years primarily reflects the increase in long-term interest rates.

Net Periodic Benefit Cost Assumptions

	Pension Benefits			Health and Life Benefits
Years Ended September 30,	2015	2014	2013	2015	2014	2013
Discount rate(a)	4.00%-4.40%	4.50%-5.00%	4.00%	4.40%	4.60%-5.10%	4.00%
Expected long-term return on plan assets(b)	6.75%	6.50%	6.75%	6.25%	6.25%	6.75%
Rate of compensation increase(c)	3.50%-4.10%	3.85%-5.15%	3.85%-5.15%	4.10%	3.85%	3.85%
(a) The changes in the discount rates over the last three fiscal years primarily reflect the changes in long-term interest rates.
(b) For health and life benefits, the expected returns for certain funds may be lower due to certain portions of income that are subject to an assumed income tax rate of 45.6%.
(c) The changes in the rate of compensation reflects the best estimates of actual future compensation levels including consideration of general price levels, productivity, seniority, promotion, and other factors such as inflation rates.

Healthcare Trends

Healthcare Trends
(In millions)	One Percentage-Point Increase	One Percentage-Point Decrease
Increase (decrease) total service and interest cost components	$1.3	$(1.1)
Increase (decrease) post-retirement benefit obligation	$5.7	$(5.1)

Valuation Methods Level 3 assets
The following table summarizes the changes in the fair value of the Level 3 assets for the fiscal years ended 2015 and 2014:

(In millions)
Years Ended September 30,	2015	2014
Balance, beginning of year	$23.8	$21.1
Actual return on plan assets:
Assets still held at year end	3.9	2.7
Balance, end of year	$27.7	$23.8

Expected Benefit Payments
Expected benefit payments, including benefits attributable to estimated future employee service, which are expected to be paid over the next ten years are as follows:

Expected Benefit Payments
(In millions)	Pension Benefits	Health and Life Benefits
2016	$49.1	$17.2
2017	50.5	17.6
2018	51.5	17.2
2019	53.2	17.4
2020	54.3	17.4
2021—2025	284.1	86.9

Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and OPEB Plan Assets
The following tables present the fair value of the pension plan assets and health and life insurance plan assets by asset category as of September 30, 2015 and 2014:

Pension Plan Assets
					% of
($ In millions)	Level 1	Level 2	Level 3	Total	Total
At September 30, 2015
Cash and cash equivalents	$0.8	$—	$—	$0.8	0.1%
Equity securities
U.S. Small Cap	28.7	—	—	28.7	3.7
Preferred Securities	—	0.1	—	0.1	—
Fixed income securities
U.S. Treasuries	—	101.3	—	101.3	13.0
U.S. Corporate Debt	—	204.6	—	204.6	26.2
U.S. Agency Obligations and Government Sponsored Entities	—	23.9	—	23.9	3.1
Asset-Backed Securities and Collateralized Mortgage Obligations	—	1.7	—	1.7	0.2
Municipalities	—	14.0	—	14.0	1.8
Non-U.S. Corporate Debt	—	37.1	—	37.1	4.8
Repurchase Agreements(a)	—	5.3	—	5.3	0.7
Other(b)	—	4.7	—	4.7	0.6
Mutual Funds(c)	—	29.3	—	29.3	3.7
Commingled Funds and Pooled Separate Accounts(d)	—	274.8	27.7	302.5	38.7
Private Equity/Limited Partnerships(e)	—	28.0	—	28.0	3.6
Derivatives(f)	—	(0.1)	—	(0.1)	—
Total fair value of plan investments	$29.5	$724.7	$27.7	$781.9	100.2%
Receivable (payable)(g)				(1.7)	(0.2)
Total plan assets at fair value				$780.2	100.0%

Pension Plan Assets
					% of
($ In millions)	Level 1	Level 2	Level 3	Total	Total
At September 30, 2014
Cash and cash equivalents	$0.6	$—	$—	$0.6	0.1%
Equity securities
U.S. Small Cap	32.3	—	—	32.3	4.0
Preferred Securities	—	0.1	—	0.1	—
Fixed income securities
U.S. Treasuries	—	110.6	—	110.6	13.8
U.S. Corporate Debt	—	108.4	—	108.4	13.5
U.S. Agency Obligations and Government Sponsored Entities	—	24.6	—	24.6	3.0
Asset-Backed Securities and Collateralized Mortgage Obligations	—	1.8	—	1.8	0.2
Municipalities	—	9.2	—	9.2	1.1
Non-U.S. Corporate Debt	—	23.8	—	23.8	3.0
Repurchase Agreements(a)	—	2.5	—	2.5	0.3
Other(b)	—	7.0	—	7.0	0.8
Mutual Funds(c)	—	112.4	—	112.4	14.0
Commingled Funds and Pooled Separate Accounts(d)	—	316.2	23.8	340.0	42.3
Private Equity/Limited Partnerships(e)	—	30.5	—	30.5	3.8
Derivatives(f)	—	(0.1)	—	(0.1)	—
Total fair value of plan investments	$32.9	$747.0	$23.8	$803.7	99.9%
Receivable (payable)(g)				1.0	0.1
Total plan assets at fair value				$804.7	100.0%
(a) This category includes Treasury Bills with a pre-commitment from the counterparty to repurchase the same securities on the next business day at an agreed-upon price.
(b) This category primarily includes Yankee bonds and non-U.S. government bonds.
(c) At September 30, 2015, investments in mutual funds consisited primarily of common stock of non-U.S. companies. At September 30, 2014, investments in mutual funds consisted primarily of corporate fixed income instruments.
(d) At September 30, 2015, investments in commingled funds and pooled separate accounts consisted primarily of 80% common stock of large-cap U.S. companies; 18% income producing properties located in the United States; and 2% short-term money market investments. At September 30, 2014, investments in commingled funds and pooled separate accounts consisted primarily of 75% common stock of large-cap U.S. companies; 14% income producing properties located in the United States; 9% equity securities of non-U.S. companies; and 2% short-term money market investments.
(e) At September 30, 2015 and 2014, investments in private equity/limited partnership consisted of common stock of international companies.
(f) At September 30, 2015, this category included long-term U.S. Treasury interest rate futures contracts, interest rate put options and credit default swap indexes. At September 30, 2014, this category included long-term U.S. Treasury interest rate futures contracts and interest rate put options.
(g) At September 30, 2015, this payable represents a pending trade for investment purchases. At September 30, 2014, this receivable represents a pending trade for investment sales.

Other post-retirement benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and OPEB Plan Assets

Healthcare and Life Insurance Plan Assets
					% of
($ In millions)	Level 1	Level 2	Level 3	Total	Total
At September 30, 2015
Cash and Cash Equivalents	$—	$—	$—	$—	—%
Mutual Funds(a)	1.9	—	—	1.9	0.4
Fixed Income Securities
U.S Agency Obligations	—	1.8	—	1.8	0.4
U.S. Treasuries	—	27.7	—	27.7	6.3
U.S. Corporate Debt	—	33.5	—	33.5	7.7
Municipalities	—	4.0	—	4.0	0.9
Non-U.S. Corporate Debt	—	4.9	—	4.9	1.1
Others(b)	—	4.3	—	4.3	1.0
Commingled Funds(c)	—	359.7	—	359.7	82.0
Total fair value of plan investments	$1.9	$435.9	$—	$437.8	99.8%
Receivable (payable)				0.7	0.2
Total plan assets at fair value				$438.5	100.0%

At September 30, 2014
Cash and Cash Equivalents	$0.8	$—	$—	$0.8	0.2%
Mutual Funds(a)	—	1.9	—	1.9	0.4
Fixed Income Securities
U.S Agency Obligations	—	2.0	—	2.0	0.5
U.S. Treasuries	—	25.6	—	25.6	5.8
U.S. Corporate Debt	—	34.0	—	34.0	7.7
Municipalities	—	4.8	—	4.8	1.1
Non-U.S. Corporate Debt	—	5.7	—	5.7	1.3
Others(b)	—	5.3	—	5.3	1.2
Commingled Funds(c)	—	359.7	—	359.7	81.8
Total fair value of plan investments	$0.8	$439.0	$—	$439.8	100.0%
Receivable (payable)				(0.2)	—
Total plan assets at fair value				$439.6	100.0%
(a) At September 30, 2015, investments in mutual funds consisted of a short-term money market fund valued at $1.00 per share. At September 30, 2014, investments in mutual funds consisted primarily of 63% short-term obligations consisting of certificates of deposit and time deposits, 23% high-quality commercial paper, 6% repurchase agreements, 4% corporate notes of U.S. and foreign corporations and 4% U.S. governmental and U.S. agency securities.
(b) At September 30, 2015 and 2014, this category consisted primarily of 76% non-U.S. government bonds and 24% Yankee bonds.
(c) At September 30, 2015, investments in commingled funds consisted primarily of 68% common stock of large-cap U.S. companies,16% governmental fixed income securities and 16% corporate bonds. At September 30, 2014, investments in commingled funds consisted primarily of 66% common stock of large-cap U.S. companies, 17% U.S. agency obligations and government sponsored entities and 17% corporate bonds.